Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

14.Related Party Transactions

A summary of balances and transactions with the related parties who are stockholders of the Company were as follows as of (in thousands):

	March 31, 2024		December 31, 2023
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$9,653	$824	$10,082	$1,474
Other current liabilities	106	87	212	182

For each of the three months ended March 31, 2024 and 2023, the Company recorded $0.1 million of interest expense with Anapass, Inc. in the condensed consolidated statements of operations. During the three months ended March 31, 2024 and 2023, the Company recorded $22,000 and $26,000, respectively, of interest expense with Kyeongho Lee in the condensed consolidated statements of operations.

12.Related Party Transactions

A summary of balances and transactions with the related parties who are stockholders of the Company as of and for the years ended December 31, 2023 and 2022, are approximately as follows:

(in thousands)	2023		2022
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$10,082	$1,474	$10,257	$1,690
Other current liabilities	212	182	11	150
Interest expense	548	110	389	140